RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)		1 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
		Dec. 31, 2020		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020		Dec. 31, 2019	Jan. 29, 2021	Nov. 17, 2020	Dec. 31, 2018
Balance Sheet
Class A ordinary shares subject to possible redemption		$ 128,286,000								$ 128,286,000		$ 68,646,000
Additional paid-in capital		10,415,000		$ 9,173,000				$ 9,173,000		10,415,000		8,178,000
Accumulated deficit		(71,469,000)		(110,235,000)				(110,235,000)		(71,469,000)		(48,042,000)
Total Shareholders' (Deficit) Equity		(61,054,000)		(101,061,000)				(101,061,000)	$ (55,008,000)	(61,054,000)		(39,864,000)			$ (27,081,000)
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDER'S (DEFICIT) EQUITY
Total Shareholders' (Deficit) Equity		(61,054,000)		(101,061,000)				$ (101,061,000)	$ (55,008,000)	$ (61,054,000)		$ (39,864,000)			$ (27,081,000)
CONDENSED STATEMENTS OF OPERATIONS
Basic and diluted weighted average ordinary share outstanding								5,229,877	4,630,574	4,651,127		4,486,484
Basic and diluted net loss per ordinary share								$ (7.41)	$ (3.58)	$ (5.04)		$ (4.33)
HEALTHCOR CATALIO ACQUISITION CORP
Balance Sheet
Class A ordinary shares subject to possible redemption				207,000,000				$ 207,000,000
Ordinary shares					$ 61	$ 61	$ 61						$ 61
Additional paid-in capital		24,482			0	0	0			$ 24,482			0
Accumulated deficit		(5,000)		(8,249,900)	(7,352,147)	(5,918,253)	(7,352,147)	(8,249,900)		(5,000)			(5,769,486)
Total Shareholders' (Deficit) Equity		20,000		(8,249,321)	(7,351,568)	(5,917,674)	(7,351,568)	(8,249,321)		20,000			(5,768,907)	$ 0
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDER'S (DEFICIT) EQUITY
Sale of 20,700,000 Public Shares, net of underwriting discounts and offering expenses						0
Sale of 614,000 Private Placement Shares, Net		25,000	[1]			6,140,000
Initial value of ordinary shares subject to redemption						0
Remeasurement adjustment for Class A ordinary shares subject to redemption amount						(11,928,908)
Change in value of ordinary shares subject to redemption					0
Total Shareholders' (Deficit) Equity		$ 20,000		(8,249,321)	$ (7,351,568)	(5,917,674)	(7,351,568)	(8,249,321)		20,000			(5,768,907)	$ 0
STATEMENT OF CASH FLOWS - Noncash Transaction
Remeasurement adjustment to redemption value						$ 11,928,908	$ 11,928,908	11,928,908
CONDENSED STATEMENTS OF OPERATIONS
Basic and diluted weighted average ordinary share outstanding	[2]	4,500,000
Basic and diluted net loss per ordinary share		$ 0.00
HEALTHCOR CATALIO ACQUISITION CORP | Class A Ordinary Shares
Balance Sheet
Class A ordinary shares subject to possible redemption				207,000,000				207,000,000
Ordinary shares		$ 0		$ 61				$ 61		0
HEALTHCOR CATALIO ACQUISITION CORP | Class A Ordinary Shares Not Subject to Redemption
CONDENSED STATEMENTS OF OPERATIONS
Basic and diluted weighted average ordinary share outstanding				20,700,000	614,000	416,156	515,624	18,501,099
Basic and diluted net loss per ordinary share				$ (0.03)	$ (0.05)	$ 0.01	$ (0.07)	$ (0.10)
HEALTHCOR CATALIO ACQUISITION CORP | Class A Ordinary Shares Subject to Redemption
Balance Sheet
Class A ordinary shares subject to possible redemption					$ 207,000,000	$ 207,000,000	$ 207,000,000						207,000,000
CONDENSED STATEMENTS OF OPERATIONS
Basic and diluted weighted average ordinary share outstanding				614,000	20,700,000	14,030,000	17,383,425	548,777
Basic and diluted net loss per ordinary share				$ (0.03)	$ (0.05)	$ (0.01)	$ (0.07)	$ (0.10)
HEALTHCOR CATALIO ACQUISITION CORP | Class B Ordinary Shares
Balance Sheet
Ordinary shares		$ 518	[3]	$ 518				$ 518		$ 518	[3]
CONDENSED STATEMENTS OF OPERATIONS
Basic and diluted weighted average ordinary share outstanding				5,175,000	5,175,000	4,957,500	5,066,851	5,103,297
Basic and diluted net loss per ordinary share				$ (0.03)	$ (0.05)	$ (0.01)	$ (0.07)	$ (0.10)
HEALTHCOR CATALIO ACQUISITION CORP | Class B Ordinary Shares Not Subject to Redemption
CONDENSED STATEMENTS OF OPERATIONS
Basic and diluted weighted average ordinary share outstanding				5,175,000				5,103,297
Basic and diluted net loss per ordinary share				$ (0.03)				$ (0.10)
HEALTHCOR CATALIO ACQUISITION CORP | Restatement of redeemable common stock as temporary equity
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Minimum net tangible assets				$ 5,000,001				$ 5,000,001
Previously Reported | HEALTHCOR CATALIO ACQUISITION CORP
Balance Sheet
Ordinary shares					$ 185	$ 170	$ 185						169
Additional paid-in capital					6,586,963	5,153,081	6,586,963						5,004,316
Accumulated deficit					(1,587,660)	(153,766)	(1,587,660)						(5,000)
Total Shareholders' (Deficit) Equity					5,000,006	5,000,003	5,000,006						5,000,003
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDER'S (DEFICIT) EQUITY
Sale of 20,700,000 Public Shares, net of underwriting discounts and offering expenses						195,071,092
Sale of 614,000 Private Placement Shares, Net						6,140,000
Initial value of ordinary shares subject to redemption						(196,082,323)
Remeasurement adjustment for Class A ordinary shares subject to redemption amount						0
Change in value of ordinary shares subject to redemption					1,433,897
Total Shareholders' (Deficit) Equity					5,000,006	5,000,003	5,000,006						5,000,003
STATEMENT OF CASH FLOWS - Noncash Transaction
Remeasurement adjustment to redemption value						0	0
Previously Reported | HEALTHCOR CATALIO ACQUISITION CORP | Class A Ordinary Shares Subject to Redemption
Balance Sheet
Class A ordinary shares subject to possible redemption					$ 194,648,426	$ 196,082,323	$ 194,648,426						196,231,090
CONDENSED STATEMENTS OF OPERATIONS
Basic and diluted weighted average ordinary share outstanding					19,607,812	19,623,109	19,613,951
Previously Reported | HEALTHCOR CATALIO ACQUISITION CORP | Class B Ordinary Shares
CONDENSED STATEMENTS OF OPERATIONS
Basic and diluted weighted average ordinary share outstanding					6,881,188	6,113,916	6,494,516
Basic and diluted net loss per ordinary share					$ (0.21)	$ (0.03)	$ (0.25)
Revision of Prior Period, Adjustment | HEALTHCOR CATALIO ACQUISITION CORP
Balance Sheet
Ordinary shares					$ (124)	$ (109)	$ (124)						(108)
Additional paid-in capital					(6,586,963)	(5,153,081)	(6,586,963)						(5,004,316)
Accumulated deficit					(5,764,487)	(5,764,487)	(5,764,487)						(5,764,486)
Total Shareholders' (Deficit) Equity					(12,351,574)	(10,917,677)	(12,351,574)						(10,768,910)
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDER'S (DEFICIT) EQUITY
Sale of 20,700,000 Public Shares, net of underwriting discounts and offering expenses						(195,071,092)
Sale of 614,000 Private Placement Shares, Net						0
Initial value of ordinary shares subject to redemption						196,082,323
Remeasurement adjustment for Class A ordinary shares subject to redemption amount						(11,928,908)
Change in value of ordinary shares subject to redemption					(1,433,897)
Total Shareholders' (Deficit) Equity					(12,351,574)	(10,917,677)	(12,351,574)						(10,768,910)
STATEMENT OF CASH FLOWS - Noncash Transaction
Remeasurement adjustment to redemption value						11,928,908	11,928,908
Revision of Prior Period, Adjustment | HEALTHCOR CATALIO ACQUISITION CORP | Class A Ordinary Shares Subject to Redemption
Balance Sheet
Class A ordinary shares subject to possible redemption					$ 12,351,574	$ 10,917,677	$ 12,351,574						$ 10,768,910

[1]	Included an aggregate of up to 675,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 26, 2021, the Company effected a share capitalization pursuant to which we issued 862,500 additional Class B ordinary shares, resulting in its initial shareholders holding 5,175,000 Class B ordinary shares (see Note 5). All share and per-share amounts have been retroactively restated to reflect the share capitalization.
[2]	Excluded an aggregate of up to 675,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 26, 2021, the Company effected a share capitalization pursuant to which we issued 862,500 additional Class B ordinary shares, resulting in its initial shareholders holding 5,175,000 Class B ordinary shares (see Note 5). All share and per-share amounts have been retroactively restated to reflect the share capitalization.
[3]	Included an aggregate of up to 675,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 26, 2021, the Company effected a share capitalization pursuant to which we issued 862,500 additional Class B ordinary shares, resulting in its initial shareholders holding 5,175,000 Class B ordinary shares (see Note 5). All share and per-share amounts have been retroactively restated to reflect the share capitalization.